DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net losses recognized from currency transactions	$ 534	$ 1,480	$ (1,801)
Unrealized gain (loss) on forward contracts, net	(846)	(418)	159
Outstanding hedge transactions	36,139	20,816
Non-designated hedge transactions	15,741	16,023
Gain (loss) on derivative instruments reclassified from OCI to operating expenses	(96)	903	$ (796)
Changes in fair value of derivatives not designated as hedging instrument	$ 12	$ 94